UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Gavekal Knowledge Leaders Emerging Markets ETF Gavekal Knowledge Leaders Developed World ETF

Semi-Annual Report

October 31, 2015
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2015 (Unaudited)

Gavekal Knowledge Leaders Emerging Markets ETF
Schedule of Investments	1
Summary of Investments	4

Gavekal Knowledge Leaders Developed World ETF
Schedule of Investments	5
Summary of Investments	10

Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes	13
Financial Highlights	14
Notes to Financial Statements	15
Disclosure of Fund Expenses	22
Approval of Investment Advisory Agreements	23
Other Information	25

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.gavekalfunds.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Funds are non-diversified and may invest more of their assets in securities of a single issuer, which may have an adverse effect on each Fund’s performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 95.5%
	BRAZIL – 4.7%
3,000	Ambev S.A.	14,900
1,600	CETIP S.A. - Mercados Organizados	14,195
7,300	Kroton Educacional S.A.	18,726
2,000	Lojas Renner S.A.	9,626
1,600	Natura Cosmeticos S.A.	9,533
8,400	Tim Participacoes S.A.	18,467
1,400	TOTVS S.A.	12,446
3,400	WEG S.A.	12,738
		110,631
	CHINA – 11.6%
8,000	ANTA Sports Products Ltd.	22,451
200	China Biologic Products, Inc.*	22,788
12,000	China Medical System Holdings Ltd.	16,567
8,000	China Mengniu Dairy Co., Ltd.	15,546
20,000	CSPC Pharmaceutical Group Ltd.	18,684
6,400	Fuyao Glass Industry Group Co., Ltd. - Class H*	13,692
2,000	Hengan International Group Co., Ltd.	21,664
18,000	Intime Retail Group Co., Ltd.	19,927
7,000	Kingsoft Corp. Ltd.	15,951
24,000	Shanghai Electric Group Co., Ltd. - Class H‡	14,895
400	SINA Corp.*	19,056
200	Sohu.com, Inc.*	10,104
1,000	Tencent Holdings Ltd.	18,916
6,000	TravelSky Technology Ltd. - Class H	8,888
4,000	Tsingtao Brewery Co., Ltd. - Class H	19,174
2,500	Zhuzhou CSR Times Electric Co., Ltd. - Class H	16,306
		274,609
	GREECE – 0.7%
1,634	Hellenic Telecommunications Organization S.A.	15,288

	HONG KONG – 8.6%
1,600	ASM Pacific Technology Ltd.	11,417
14,000	Belle International Holdings Ltd.	13,620
2,000	Cheung Kong Infrastructure Holdings Ltd.	18,619
1,500	China Mobile Ltd.	17,961
8,000	China Resources Enterprise Ltd.	15,153
16,000	Esprit Holdings Ltd.	18,023
2,000	Power Assets Holdings Ltd.	19,961
16,000	Sino Biopharmaceutical Ltd.	20,005
16,000	SJM Holdings Ltd.	13,357
3,600	Television Broadcasts Ltd.	13,146
1,400	VTech Holdings Ltd.	17,008

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	HONG KONG (Continued)
6,500	Yue Yuen Industrial Holdings Ltd.	23,777
		202,047
	HUNGARY – 1.2%
1,639	Richter Gedeon Nyrt	27,464

	INDONESIA – 2.3%
30,900	Indofood Sukses Makmur Tbk P.T.	12,473
137,200	Kalbe Farma Tbk P.T.	14,334
18,600	Semen Indonesia Persero Tbk P.T.	13,317
5,600	Unilever Indonesia Tbk P.T.	15,138
		55,262
	MACAU – 0.5%
8,800	MGM China Holdings Ltd.	12,899

	MALAYSIA – 0.8%
13,600	Axiata Group Bhd	19,533

	MEXICO – 3.9%
3,400	Coca-Cola Femsa S.A.B. de C.V.	26,067
8,400	Grupo Bimbo S.A.B. de C.V.*	23,738
9,400	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	22,481
7,600	Mexichem S.A.B. de C.V.	19,758
		92,044
	PHILIPPINES – 2.2%
225	Philippine Long Distance Telephone Co.	10,572
1,360	SM Investments Corp.	25,417
3,880	Universal Robina Corp.	16,624
		52,613
	POLAND – 0.4%
5	LPP S.A.	9,468

	RUSSIA – 2.0%
1,300	Mobile TeleSystems PJSC - ADR	9,139
1,766	Severstal PAO	20,768
1,100	Yandex N.V. - Class A*	17,710
		47,617
	SOUTH AFRICA – 7.3%
3,014	AVI Ltd.	19,232
1,140	Foschini Group Ltd.	11,673
2,498	Kumba Iron Ore Ltd.	10,841
858	Mondi Ltd.	20,006
822	Mr Price Group Ltd.	12,651
104	Naspers Ltd. - N Shares	15,269
2,587	Telkom S.A. SOC Ltd.	13,622
742	Tiger Brands Ltd.	17,017

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
2,360	Truworths International Ltd.	16,025
1,734	Vodacom Group Ltd.	18,812
2,320	Woolworths Holdings Ltd.	17,227
		172,375
	SOUTH KOREA – 23.1%
48	Amorepacific Corp.	15,894
108	AMOREPACIFIC Group	15,252
1,414	CJ Hellovision Co., Ltd.	13,519
78	CJ O Shopping Co., Ltd.	12,076
260	Coway Co., Ltd.	19,431
94	Cuckoo Electronics Co., Ltd.	20,654
494	Hankook Tire Co., Ltd.	18,957
90	Hanssem Co., Ltd.	18,433
750	Hanwha Techwin Co., Ltd.*	24,538
81	Hyundai Department Store Co., Ltd.	8,917
122	Hyundai Motor Co.	16,694
804	Interpark Corp.	15,304
448	KEPCO Engineering & Construction Co., Inc.	13,439
216	KEPCO Plant Service & Engineering Co., Ltd.	19,704
607	Korea Information & Communications Co., Ltd.	7,401
230	Korea Kolmar Co., Ltd.	18,117
272	KT&G Corp.	27,199
1,260	Kwang Dong Pharmaceutical Co., Ltd.	12,876
239	LG Electronics, Inc.	10,293
22	LG Household & Health Care Ltd.	18,275
4	Lotte Confectionery Co., Ltd.	6,979
23	NAVER Corp.	12,105
102	NCSoft Corp.	16,955
181	NHN Entertainment Corp.*	8,827
90	NongShim Co., Ltd.	29,130
56	Samlip General Foods Co., Ltd.	13,852
21	Samsung Electronics Co., Ltd.	25,273
488	SM Entertainment Co.*	19,605
134	Spigen Korea Co., Ltd.	9,838
182	Tonymoly Co., Ltd.*	6,912
452	WeMade Entertainment Co., Ltd.*	18,178
1,532	Wonik IPS Co., Ltd.*	12,685
402	YG Entertainment, Inc.	16,026
92	Yuhan Corp.	22,838
		546,176
	TAIWAN – 19.4%
12,000	Advanced Semiconductor Engineering, Inc.	13,973

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	TAIWAN (Continued)
3,000	Advanced Wireless Semiconductor Co.	7,227
6,000	Chunghwa Telecom Co., Ltd.	18,427
2,299	Cub Elecparts, Inc.	28,964
5,000	Delta Electronics, Inc.	25,567
2,000	Eclat Textile Co., Ltd.	29,510
10,000	Elan Microelectronics Corp.	11,089
2,000	eMemory Technology, Inc.	20,639
8,000	Far EasTone Telecommunications Co., Ltd.	17,349
4,319	Firich Enterprises Co., Ltd.	13,504
6,248	FLEXium Interconnect, Inc.	17,553
15,000	Getac Technology Corp.	10,258
8,000	Hota Industrial Manufacturing Co., Ltd.	26,614
4,000	Hu Lane Associate, Inc.	18,544
18,000	King Yuan Electronics Co., Ltd.	11,533
6,000	Kinsus Interconnect Technology Corp.	12,365
2,069	Makalot Industrial Co., Ltd.	15,806
2,000	President Chain Store Corp.	13,307
4,000	Richtek Technology Corp.	23,349
10,000	Siliconware Precision Industries Co., Ltd.	13,261
1,000	St.Shine Optical Co., Ltd.	15,155
6,000	Taiwan Mobile Co., Ltd.	18,944
6,000	Taiwan Paiho Ltd.	14,398
4,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,819
15,000	Teco Electric and Machinery Co., Ltd.	13,122
10,400	Uni-President Enterprises Corp.	17,620
38,000	United Microelectronics Corp.	13,929
		458,826
	THAILAND – 4.3%
3,200	Advanced Info Service PCL	20,963
34,200	Bangkok Dusit Medical Services PCL	18,269
25,200	Banpu PCL	15,375
75,800	Jasmine International PCL	12,041
19,000	Minor International PCL	16,293
36,400	Thai Beverage PCL	17,544
		100,485
	TURKEY – 2.5%
3,112	Arcelik A.S.	16,994
984	Coca-Cola Icecek A.S.	12,488
6,528	Turk Telekomunikasyon A.S.	14,103
3,606	Turkcell Iletisim Hizmetleri A.S.	14,366
		57,951
	TOTAL COMMON STOCKS (Cost $2,361,891)	2,255,288

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
SHORT-TERM INVESTMENTS – 4.4%
104,588	JP Morgan U.S. Government Money Market Fund – Institutional Shares, 0.01%#	104,588

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,588)	104,588

	TOTAL INVESTMENTS – 99.9% (Cost $2,466,479)	2,359,876
	Other Assets in Excess of Liabilities – 0.1%	1,639
	TOTAL NET ASSETS – 100.0%	$2,361,515

*	Non-income producing security.

‡

Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of these securities is $14,895 (0.6% of total net assets).

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SUMMARY OF INVESTMENTS	October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	26.3%
Consumer, Cyclical	24.0%
Communications	18.5%
Industrial	10.8%
Technology	10.0%
Basic Materials	3.0%
Utilities	0.8%
Diversified	0.8%
Energy	0.7%
Financial	0.6%
Total Common Stocks	95.5%
Short-Term Investments	4.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 96.5%
	AUSTRALIA – 2.0%
4,551	ALS Ltd.	16,722
4,272	Boral Ltd.	16,428
2,394	carsales.com Ltd.	16,738
282	CSL Ltd.	18,870
600	Domino's Pizza Enterprises Ltd.	20,012
4,740	DuluxGroup Ltd.	19,952
5,652	Harvey Norman Holdings Ltd.	16,049
1,248	Orica Ltd.	14,674
810	Woolworths Ltd.	13,933
		153,378
	AUSTRIA – 0.2%
396	voestalpine A.G.	14,407

	BELGIUM – 0.5%
186	Anheuser-Busch InBev S.A.	22,334
144	Solvay S.A.	16,352
		38,686
	CANADA – 3.0%
1,716	BlackBerry Ltd.*	12,499
2,130	CAE, Inc.	24,029
198	CCL Industries, Inc. - Class B	28,035
1,110	CI Financial Corp.	26,470
240	Concordia Healthcare Corp.	7,338
240	George Weston Ltd.	20,200
852	Gildan Activewear, Inc.	24,479
840	Hudson's Bay Co.	14,593
474	IMAX Corp.*	18,197
798	Stantec, Inc.	20,018
360	West Fraser Timber Co., Ltd.	12,731
840	WestJet Airlines Ltd.	15,550
		224,139
	DENMARK – 1.6%
414	Chr Hansen Holding A/S	24,995
258	Coloplast A/S - Class B	18,596
483	H Lundbeck A/S*	14,258
372	Novo Nordisk A/S - Class B	19,853
198	Pandora A/S	22,949
204	William Demant Holding A/S*	17,798
		118,449
	FINLAND – 1.4%
570	Kone OYJ - Class B	24,468
582	Metso OYJ	14,318
570	Nokian Renkaat OYJ	21,616
654	Orion Oyj - Class B	23,494
1,860	Stora Enso OYJ - R Shares	17,351
		101,247

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	FRANCE – 3.4%
156	Air Liquide S.A.	20,317
90	Christian Dior S.E.	17,806
390	Cie de Saint-Gobain	16,448
174	Cie Generale des Etablissements Michelin	17,414
264	Dassault Systemes	20,951
162	Essilor International S.A.	21,403
168	Ingenico Group	19,931
468	JCDecaux S.A.	19,154
336	Legrand S.A.	18,536
150	Pernod Ricard S.A.	17,763
198	Sanofi	20,089
144	Societe BIC S.A.	23,073
756	Vivendi S.A.	18,302
		251,187
	GERMANY – 2.7%
222	BASF S.E.	18,277
96	Continental A.G.	23,192
234	Fresenius Medical Care A.G. & Co. KGaA	21,168
252	HeidelbergCement A.G.	18,868
180	HUGO BOSS A.G.	18,609
108	Linde A.G.	18,820
186	Merck KGaA	18,251
210	Siemens A.G.	21,226
342	Symrise A.G.	22,630
2,982	Telefonica Deutschland Holding A.G.	19,290
		200,331
	IRELAND – 0.5%
240	Alkermes PLC*	17,261
1,002	Experian PLC	17,146
		34,407
	ISRAEL – 1.2%
216	Check Point Software Technologies Ltd.*	18,347
426	Frutarom Industries Ltd.	18,441
324	Mellanox Technologies Ltd.*	15,264
252	NICE-Systems Ltd.	15,509
714	Radware Ltd.*	10,646
246	Teva Pharmaceutical Industries Ltd.	15,101
		93,308
	ITALY – 1.0%
2,328	Davide Campari-Milano S.p.A.	20,033
306	Luxottica Group S.p.A.	21,549
972	Moncler S.p.A.	15,730
1,224	Pirelli & C. S.p.A.	20,214
		77,526

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN – 30.2%
600	ABC-Mart, Inc.	33,661
480	Aoyama Trading Co., Ltd.	17,621
1,800	Autobacs Seven Co., Ltd.	31,697
600	Bandai Namco Holdings, Inc.	14,842
600	Benesse Holdings, Inc.	16,184
600	Bridgestone Corp.	22,255
600	Calbee, Inc.	21,927
1,200	Canon Marketing Japan, Inc.	18,357
1,200	Canon, Inc.	36,196
960	Coca-Cola East Japan Co., Ltd.	13,556
360	CyberAgent, Inc.	14,916
1,800	Daicel Corp.	23,985
1,800	Daifuku Co., Ltd.	26,894
1,800	Daiichi Sankyo Co., Ltd.	35,567
600	Daikin Industries Ltd.	38,981
6,000	Ebara Corp.	26,203
600	Ezaki Glico Co., Ltd.	28,838
600	FamilyMart Co., Ltd.	24,686
600	Fuji Heavy Industries Ltd.	23,508
600	Fuji Media Holdings, Inc.	7,180
3,600	Fujitsu Ltd.	17,159
4,680	GungHo Online Entertainment, Inc.	15,319
1,200	Hamamatsu Photonics KK	30,827
1,200	Heiwa Corp.	22,255
600	Hisamitsu Pharmaceutical Co., Inc.	23,418
600	Horiba Ltd.	23,816
600	Hoshizaki Electric Co., Ltd.	43,804
600	Hoya Corp.	25,004
1,200	Ibiden Co., Ltd.	16,686
1,200	Ito En Ltd.	25,218
1,200	Itochu Techno-Solutions Corp.	26,451
360	Japan Airport Terminal Co., Ltd.	19,689
600	Japan Tobacco, Inc.	20,937
600	KDDI Corp.	14,648
1,800	Kirin Holdings Co., Ltd.	25,671
1,200	Komatsu Ltd.	19,908
1,200	Konami Corp.	27,426
600	Kose Corp.	59,117
1,200	Kurita Water Industries Ltd.	27,277
600	Kyocera Corp.	27,361
600	Lintec Corp.	14,175
6,000	Lion Corp.	58,222
1,200	M3, Inc.	23,438
600	Makita Corp.	33,163
600	Matsumotokiyoshi Holdings Co., Ltd.	25,904
3,600	Mitsubishi Chemical Holdings Corp.	22,684
6,000	Mitsubishi Heavy Industries Ltd.	30,533

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
2,400	Mitsubishi Motors Corp.	21,479
600	MonotaRO Co., Ltd.	15,587
1,200	Nabtesco Corp.	24,283
1,800	Nexon Co., Ltd.	25,178
1,200	NGK Spark Plug Co., Ltd.	29,544
600	Nidec Corp.	45,608
600	Nihon Kohden Corp.	11,769
840	Nippon Paint Holdings Co., Ltd.	17,938
1,200	Nippon Paper Industries Co., Ltd.	22,364
1,200	Nissan Chemical Industries Ltd.	30,031
600	Nitto Denko Corp.	38,901
1,800	NSK Ltd.	21,509
600	NTT Data Corp.	30,081
600	Obic Co., Ltd.	31,920
6,000	Oji Holdings Corp.	31,274
600	Rohm Co., Ltd.	29,981
1,200	Rohto Pharmaceutical Co., Ltd.	19,928
600	Sankyo Co., Ltd.	23,269
3,000	Sanwa Holdings Corp.	24,363
600	Sawai Pharmaceutical Co., Ltd.	38,633
600	SCSK Corp.	23,145
600	Secom Co., Ltd.	40,358
1,800	Sega Sammy Holdings, Inc.	19,078
600	Seven & i Holdings Co., Ltd.	27,401
600	Shin-Etsu Chemical Co., Ltd.	35,968
1,200	Shiseido Co., Ltd.	28,748
600	Sohgo Security Services Co., Ltd.	29,186
6,000	Sumitomo Chemical Co., Ltd.	34,755
1,200	Sumitomo Rubber Industries Ltd.	18,019
600	Sundrug Co., Ltd.	31,920
600	Sysmex Corp.	34,655
600	Takeda Pharmaceutical Co., Ltd.	29,484
600	Terumo Corp.	17,949
600	THK Co., Ltd.	11,421
1,200	Toho Co., Ltd.	31,423
1,800	Tokyo Broadcasting System Holdings, Inc.	26,983
360	Tokyo Electron Ltd.	21,789
480	TOTO Ltd.	16,428
1,200	TV Asahi Holdings Corp.	20,167
1,800	Yaskawa Electric Corp.	21,584
		2,251,265
	JORDAN – 0.2%
360	Hikma Pharmaceuticals PLC	12,032

	NETHERLANDS – 1.0%
204	ASML Holding N.V.	19,067

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
207	Gemalto N.V.	13,045
420	Koninklijke DSM N.V.	22,530
720	QIAGEN N.V.*	17,402
		72,044
	NEW ZEALAND – 0.3%
4,146	Fletcher Building Ltd.	20,927

	NORWAY – 0.5%
1,824	Opera Software A.S.A.	11,435
2,982	Orkla A.S.A.	25,462
		36,897
	RUSSIA – 0.2%
840	X5 Retail Group N.V. - GDR*	17,388

	SINGAPORE – 0.3%
7,800	Singapore Telecommunications Ltd.	22,166

	SOUTH AFRICA – 0.2%
690	Mondi PLC	16,027

	SPAIN – 0.5%
474	Amadeus IT Holding S.A. - A Shares	20,295
1,668	Zardoya Otis S.A.	20,637
		40,932
	SWEDEN – 2.7%
732	Atlas Copco A.B. - A Shares	19,225
1,962	Elekta A.B. - B Shares	15,262
1,860	Hexpol A.B.	18,225
2,628	Husqvarna A.B. - B Shares	17,441
1,110	Meda A.B. - A Shares	16,432
684	Nibe Industrier A.B. - B Shares	22,161
1,812	Sandvik A.B.	17,051
834	SKF A.B.	14,773
732	Svenska Cellulosa A.B. SCA - Class B	21,725
1,800	Telefonaktiebolaget LM Ericsson - B Shares	17,669
1,092	Trelleborg A.B. - B Shares	18,571
		198,535
	SWITZERLAND – 2.6%
162	Actelion Ltd.	22,581
252	Cie Financiere Richemont S.A.	21,679
876	Coca-Cola HBC A.G.	20,970
66	Geberit A.G.	21,378
264	Novartis A.G.	24,063
78	Roche Holding A.G.	21,230
12	SGS S.A.	22,935
144	Sonova Holding A.G.	19,721

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
54	Syngenta A.G.	18,231
		192,788
	UNITED KINGDOM – 6.3%
3,030	Aberdeen Asset Management PLC	16,224
1,129	Aggreko PLC	15,963
1,002	ARM Holdings PLC	15,862
366	Associated British Foods PLC	19,529
273	Betfair Group PLC	13,606
1,452	BTG PLC*	12,378
726	Burberry Group PLC	14,890
444	Croda International PLC	19,872
2,802	Dixons Carphone PLC	19,962
2,994	DS Smith PLC	17,895
2,634	Howden Joinery Group PLC	18,859
4,044	Melrose Industries PLC	16,626
2,514	Merlin Entertainments PLC	16,105
792	Pearson PLC	10,537
282	Pentair PLC	15,769
204	Reckitt Benckiser Group PLC	19,987
1,152	Rolls-Royce Holdings PLC	12,232
106,790	Rolls-Royce Holdings PLC - C Shares	165
312	SABMiller PLC	19,250
2,220	Sage Group PLC	18,686
1,014	Smith & Nephew PLC	17,383
966	Smiths Group PLC	14,352
384	Spirax-Sarco Engineering PLC	18,035
1,788	Sports Direct International PLC*	19,247
624	Travis Perkins PLC	18,465
624	Unilever PLC	27,880
636	Weir Group PLC	10,480
2,988	William Hill PLC	14,633
750	WPP PLC	16,888
		471,760
	UNITED STATES – 34.0%
294	AbbVie, Inc.	17,508
804	Activision Blizzard, Inc.	27,947
114	Acuity Brands, Inc.	24,920
264	Adobe Systems, Inc.*	23,406
138	Advance Auto Parts, Inc.	27,383
456	Agilent Technologies, Inc.	17,219
144	Air Products & Chemicals, Inc.	20,013
180	Airgas, Inc.	17,309
114	Alexion Pharmaceuticals, Inc.*	20,064
60	Allergan plc*	18,508
366	Amdocs Ltd.	21,803
348	AMETEK, Inc.	19,077
114	Amgen, Inc.	18,033

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
354	Amphenol Corp. - Class A	19,194
276	Analog Devices, Inc.	16,593
186	Apple, Inc.	22,227
168	Ashland, Inc.	18,433
432	AT&T, Inc.	14,476
294	Bed Bath & Beyond, Inc.*	17,531
288	BorgWarner, Inc.	12,332
288	Bristol-Myers Squibb Co.	18,994
348	Broadridge Financial Solutions, Inc.	20,734
108	C.R. Bard, Inc.	20,126
624	CA, Inc.	17,291
414	Cameron International Corp.*	28,156
540	CBRE Group, Inc. - Class A*	20,131
342	CDK Global, Inc.	17,028
240	Celanese Corp.	17,052
270	Cintas Corp.	25,134
726	Cisco Systems, Inc.	20,945
372	Coca-Cola Co.	15,754
294	Comcast Corp. - Class A	18,410
96	Cooper Cos., Inc.	14,627
96	CoStar Group, Inc.*	19,495
162	Cummins, Inc.	16,769
240	Danaher Corp.	22,394
360	DENTSPLY International, Inc.	21,906
318	Dollar General Corp.	21,551
288	Dollar Tree, Inc.*	18,861
258	Dover Corp.	16,623
240	Dr. Pepper Snapple Group, Inc.	21,449
300	Eaton Corp. PLC	16,773
318	eBay, Inc.*	8,872
144	Edwards Lifesciences Corp.*	22,630
264	Eli Lilly & Co.	21,534
822	EMC Corp.	21,553
336	Emerson Electric Co.	15,869
228	Equifax, Inc.	24,298
228	Estee Lauder Cos., Inc. - Class A	18,345
204	Expedia, Inc.	27,805
204	F5 Networks, Inc.*	22,481
312	Facebook, Inc. - Class A*	31,815
156	FactSet Research Systems, Inc.	27,319
516	Fastenal Co.	20,207
312	FMC Corp.	12,702
378	Foot Locker, Inc.	25,609
288	General Mills, Inc.	16,736
174	Gilead Sciences, Inc.	18,815
210	Global Payments, Inc.	28,646
606	H&R Block, Inc.	22,580

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
144	Harman International Industries, Inc.	15,834
324	Hasbro, Inc.	24,893
138	Henry Schein, Inc.*	20,936
552	Hewlett-Packard Co.	14,882
174	Honeywell International, Inc.	17,971
252	IDEX Corp.	19,344
102	Illumina, Inc.*	14,615
312	Ingersoll-Rand PLC	18,489
216	Ingredion, Inc.	20,533
528	Intel Corp.	17,878
204	Intuit, Inc.	19,876
822	Juniper Networks, Inc.	25,803
294	KLA-Tencor Corp.	19,733
282	Kohl's Corp.	13,006
240	Lam Research Corp.	18,382
498	Leggett & Platt, Inc.	22,425
276	Lowe's Cos., Inc.	20,377
282	Macquarie Infrastructure Corp.	22,433
318	Macy's, Inc.	16,212
240	Mallinckrodt PLC*	15,761
762	Mattel, Inc.	18,730
528	Maxim Integrated Products, Inc.	21,637
240	McCormick & Co., Inc.	20,155
192	Mead Johnson Nutrition Co.	15,744
324	Medivation, Inc.*	13,627
54	Mettler-Toledo International, Inc.*	16,793
372	Microchip Technology, Inc.	17,964
282	Molson Coors Brewing Co. - Class B	24,844
150	Monsanto Co.	13,983
294	Netflix, Inc.*	31,864
534	Newell Rubbermaid, Inc.	22,658
426	Nielsen Holdings PLC	20,239
126	Northrop Grumman Corp.	23,656
864	NVIDIA Corp.	24,512
96	O'Reilly Automotive, Inc.*	26,521
408	Oracle Corp.	15,847
174	Parker-Hannifin Corp.	18,218
318	PayPal Holdings, Inc.*	11,451
168	Polaris Industries, Inc.	18,873
78	PPG Industries, Inc.	8,132
24	Priceline Group, Inc.*	34,902
270	QUALCOMM, Inc.	16,043
258	Red Hat, Inc.*	20,410
468	Reynolds American, Inc.	22,614
180	Rockwell Automation, Inc.	19,649
240	Schlumberger Ltd.	18,758
144	Snap-on, Inc.	23,888

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2015 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
216	Stanley Black & Decker, Inc.	22,892
462	Starbucks Corp.	28,907
198	Stryker Corp.	18,933
408	Synopsys, Inc.*	20,392
252	Target Corp.	19,449
144	Thermo Fisher Scientific, Inc.	18,832
216	Time Warner, Inc.	16,273
228	Tractor Supply Co.	21,065
444	UGI Corp.	16,281
210	Valspar Corp.	17,000
210	Varian Medical Systems, Inc.*	16,491
300	VF Corp.	20,256
216	VMware, Inc. - Class A*	12,992
162	WABCO Holdings, Inc.*	18,181
222	Wabtec Corp.	18,397
210	Western Digital Corp.	14,032
396	WhiteWave Foods Co.*	16,228
360	Whole Foods Market, Inc.	10,786
408	Xilinx, Inc.	19,429
540	Xylem, Inc.	19,661
162	Zimmer Biomet Holdings, Inc.	16,940
390	Zoetis, Inc.	16,774
		2,533,281
	TOTAL COMMON STOCKS (Cost $7,118,084)	7,193,107

	SHORT-TERM INVESTMENTS – 3.4%
256,406	JP Morgan U.S. Government Money Market Fund – Institutional Shares, 0.01%#	256,406

	TOTAL SHORT-TERM INVESTMENTS (Cost $256,406)	256,406

	TOTAL INVESTMENTS – 99.9% (Cost $7,374,490)	7,449,513
	Other Assets in Excess of Liabilities – 0.1%	10,825
	TOTAL NET ASSETS – 100.0%	$7,460,338

*	Non-income producing security.

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	28.6%
Industrial	19.1%
Consumer, Cyclical	17.9%
Technology	12.7%
Basic Materials	8.7%
Communications	7.8%
Financial	0.9%
Energy	0.6%
Utilities	0.2%
Total Common Stocks	96.5%
Short-Term Investments	3.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2015 (Unaudited)

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $2,466,479 and $7,374,490, respectively)	$2,359,876	$7,449,513
Foreign currency, at value (Cost $2,478 and $0, respectively)	2,506	—
Dividends and interest receivable	1,139	15,610
Total Assets	2,363,521	7,465,123

Liabilities:
Advisory fee payable	2,006	4,785
Total Liabilities	2,006	4,785

Net Assets	$2,361,515	$7,460,338

Net Assets Consist of:
Capital	$2,503,607	$7,408,546
Accumulated net investment income	26,667	14,940
Accumulated net realized loss on investments and foreign currency transactions	(62,188)	(38,121)
Net unrealized appreciation on investments	(106,603)	75,023
Net unrealized depreciation on foreign currency translation	32	(50)
Net Assets	$2,361,515	$7,460,338

Net Assets	$2,361,515	$7,460,338
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	100,001	300,001
Net Asset Value	$23.61	$24.87

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS	For the Period July 7, 2015[1] through October 31, 2015 (Unaudited)

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of withholding tax of $3,520 and $1,742, respectively)	$33,818	$27,174
Interest	2	4
Total Investment Income	33,820	27,178

Expenses:
Advisory fees	7,153	12,238
Total Expenses	7,153	12,238

Net investment income	26,667	14,940

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	(59,988)	(37,409)
Net realized gain (loss) on foreign currency transactions	(2,200)	(712)
Change in unrealized appreciation/depreciation on investments	(106,603)	75,023
Change in unrealized appreciation/depreciation on foreign currency translations	32	(50)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(168,759)	36,852

Change in Net Assets Resulting From Operations	$(142,092)	$51,792

[1]	Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES	October 31, 2015

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
	For the Period July 7, 2015(1) through October 31, 2015 (Unaudited)	For the Period July 7, 2015(1) through October 31, 2015 (Unaudited)
From Investment Activities:
Operations:
Net investment income	$26,667	$14,940
Net realized gain (loss) on investments and foreign currency transactions	(62,188)	(38,121)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(106,571)	74,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,092)	51,792

Capital Transactions:
Proceeds from shares issued	2,503,582	7,408,521
Net Increase in Net Assets from Capital Share Transactions	2,503,582	7,408,521

Total Increase in Net Assets	2,361,490	7,460,313

Net Assets:
Beginning of period (initial seed amount)	25	25
End of period	$2,361,515	$7,460,338

Accumulated net investment income	$26,667	$14,940

Share Transactions:
Issued in connection with initial seed amount	1	1
Issued	100,000	300,000
Net Increase in Share Transactions	100,001	300,001

[1]	Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)
Gavekal Knowledge Leaders Emerging Markets ETF
For the Period July 7, 2015[6] through October 31, 2015 (unaudited)	$25.00	0.27	(1.66)	(1.39)	$23.61	(5.52)%	(5.40)%	0.95%	3.54%	$2,362	10%
Gavekal Knowledge Leaders Developed World ETF
For the Period July 7, 2015[6] through October 31, 2015 (unaudited)	$25.00	0.07	(0.20)	(0.13)	$24.87	(0.52)%	(0.40)%	0.75%	0.92%	$7,460	6%

[1]	Per share numbers have been calculated using the average shares method.

[2]	Not annualized for periods less than one year.

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[4]

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

[5]	Annualized for periods less than one year.

[6]	Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2015 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the ”Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Gavekal Knowledge Leaders Emerging Markets ETF (the “Emerging Markets ETF”) and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

Value (“NAV”) and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2015 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1,2]	$2,240,393	$14,895	$—	$2,255,288
Short-Term Investments	104,588	—	—	104,588
Total Assets	$2,344,981	$14,895	$—	$2,359,876

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1,3]	$7,192,942	$165	$—	$7,193,107
Short-Term Investments	256,406	—	—	256,406
Total Assets	$7,449,348	$165	$—	$7,449,513

[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

[2]	Identified security is Shanghai Electric Group Co., Ltd., which is a Chinese security in the Industrial sector.

[3]	Identified security is Rolls-Royce Holdings PLC - C Shares, which is a United Kingdom security in the Industrial sector.

*	The Funds did not hold any Level 3 securities at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. The Funds may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Funds, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser, in consultation with the Sub-Adviser (as defined below), arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.95% and 0.75%, of average daily net assets of the Emerging Markets ETF and Developed World ETF, respectively.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Funds’ Adviser.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

(c) Brokerage Commissions

For the period ended October 31, 2015, the Emerging Markets ETF and Developed World ETF paid approximately $1,959 and $253, respectively, for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Funds’ Shares. The Distributor does not maintain any secondary market in each Fund’s Shares. The Trust has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s respective average daily net assets may be made for the sale and distribution of each Fund’s Shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the first twelve (12) months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial 12 months will not be recoverable during any subsequent period. Because these fees would be paid out of each Fund’s respective assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Funds’ fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Funds’ co-administrator.

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) as well as certain additional compliance support functions (“Compliance Services”). The CCO Agreement with respect to each Fund continues in effect until terminated. The CCO Agreement is terminable with or without cause and without penalty by the Board or by Foreside Fund Officer Services, LLC with respect to the Funds on 60 days’ written notice to the other party. Notwithstanding the foregoing, the Board will have the right to remove the CCO at any time, with or without cause, without the payment of any penalty.

Certain officers of the Trust are also employees of the Funds’ Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2015 were as follows:

Fund	Purchases	Sales
Emerging Markets ETF	$1,474,554	$239,485
Developed World ETF	288,600	339,968

Purchases and sales of in-kind transactions for the period ended October 31, 2015 were as follows:

Fund	Purchases	Sales
Emerging Markets ETF	$1,186,810	$—
Developed World ETF	7,206,861	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2015 (Unaudited)

Note 7 – Federal Income Taxes

At October 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets ETF	Developed World ETF
Cost of investments	$2,466,479	$7,374,490
Gross unrealized appreciation	$99,946	$292,981
Gross unrealized depreciation	(206,549)	(217,958)
Net unrealized appreciation (depreciation) on investments	$(106,603)	$75,023

Note 8 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2015 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	7/7/15(a)	10/31/15		7/7/15(a) –10/31/15
Emerging Markets ETF	$1,000.00	$944.40	0.95%	$2.95
Developed World ETF	1,000.00	994.80	0.75%	2.39
Hypothetical (5% annual return before expenses)**	5/1/15	10/31/15		5/1/15 – 10/31/15
Emerging Markets ETF	$1,000.00	$1,020.36	0.95%	$4.82
Developed World ETF	1,000.00	1,021.37	0.75%	3.81

(a)	Commencement of operations.

*

Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 117 divided by 366 (to reflect the since inception period).

**	Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the period).

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	October 31, 2015 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreements

At a meeting held on February 24, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

●

An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Gavekal Knowledge Leaders Emerging Markets ETF and Gavekal Knowledge Leaders Developed World ETF (each a “Fund” and collectively the “Funds”); and

●	A Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Adviser and Sub-Adviser’s advisory and sub-advisory fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions for each Fund. The representatives also discussed the rationale for launching each Fund and each Funds’ proposed fees. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services Provided. In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Funds, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser. Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Board noted that it had previously reviewed the Adviser’s registration form (“Form ADV”) as well as responses of the Adviser to a detailed series of questions, which included among other things, a description of the Adviser’s business, information about the Adviser’s personnel and operations and a discussion about the advisory services the Adviser provides to the Trust. The Board further noted that, as reported by the Adviser’s representatives, there were no material changes in the information about the Adviser since the Board was last presented with such information, other than as presented at the Meeting. The Board also noted that it had received and reviewed in advance of the Meeting the Sub-Adviser’s Form ADV as well as responses of the Sub-Adviser to a detailed series of questions, which included among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Funds. The Independent Trustees noted their familiarity with the services of both the Adviser and the Sub-Adviser from their previous experience with both organizations.

The Board also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser, such as monitoring adherence to the Funds’ investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Concluded)	October 31, 2015 (Unaudited)

general management of the day-to-day investment and reinvestment of the assets of the Funds; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Adviser and Sub-Adviser’s experience working with exchange-traded funds and acknowledged its familiarity with the types of services provided by each Adviser because they currently provide services to other funds overseen by the Trustees. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Sub-Adviser for their services to the Funds under the Agreements. The Board took into consideration that the advisory fees for the Funds were both “unified fees,” meaning that the Funds would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board noted that the sub-advisory fees had two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser, not by the Funds, and noted that the fees reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work proposed to be performed by the Sub-Adviser. The Board further discussed and considered the advisory fees to be paid by the Funds in relation to those paid by other comparable funds managed by the Adviser with similar fee structures, noting that the Funds’ advisory fee was within the range of advisory fees paid by such other funds.

The Board considered the costs and expenses incurred by the Adviser and Sub-Adviser in providing advisory services and evaluated the compensation and benefits expected to be received by the Adviser and Sub-Adviser from their relationship with the Funds. The Board concluded for the Funds that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered. Because the Funds are new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized as assets of the Funds grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unified fee structure of each Fund. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized as assets of the Funds grow but acknowledged that the Board will have an opportunity to consider these matters during future considerations of the Agreements.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements were in the best interests of the Funds and their shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2015 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Gavekal Capital, LLC. The Index Provider is not affiliated with the Exchange Listed Funds Trust (the “Trust”), the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Fund’s underlying Index), the Funds’ Administrator, Custodian, Transfer Agent or Distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC

140 Broadway, 46th Floor

New York, NY 10005

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.gavekalfunds.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.gavekalfunds.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 31, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 31, 2015